Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

Subsequent to March 31, 2018, the Company issued 805,000 shares for various consulting agreements with third party consultants pursuant to which these consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis, accounting, and, sales and marketing activities.

Subsequent to March 31, 2018, the Company issued 450,000 shares of its common stock from the conversion of warrants, at $1.10 per share, resulting in proceeds of $495,000.

Standby Equity Distribution Agreement

On April 16, 2018, the Company entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, LTD. (the “SEDA Investor”), a Cayman Islands exempted company. The SEDA establishes what is sometimes termed an equity line of credit or an equity draw-down facility. The $25,000,000 facility may be drawn-down upon by the Company in installments, the maximum amount of each of which is limited to $1,000,000. For each share of common stock purchased under the SEDA, the SEDA Investor will pay 90% of the lowest volume weighted average price (“VWAP”) of the Company’s shares during the five trading days following our draw-down notice to the SEDA Investor . The VWAP that will be used in the calculation will be that reported by Bloomberg, LLC, a third-party reporting service. In general, the VWAP represents the sum of the value of all the sales of our common stock for a given day (the total shares sold in each trade times the sales price per share of the common stock for that trade), divided by the total number of shares sold on that day.

In connection with the SEDA, the Company has issued to the SEDA Investor, a five-year Commitment Fee Warrant (the “Fee Warrant”) to purchase 1,000,000 shares of the Company’s common stock at $0.01 per share.

The Company has agreed to prepare and file a registration statement under the Securities Act of 1933, as amended, that includes the shares of common stock issuable pursuant to the Standby Equity Distribution Agreement, the shares of common stock issuable pursuant to Fee Warrants. The Company cannot sell shares of common stock to the SEDA Investor under the Standby Equity Distribution Agreement until such registration statement is declared effective by the Securities and Exchange Commission.

Convertible Debenture Termination

Subsequent to March 31, 2018, Yorkville Advisors Global, LP (“YPL”) (see Note 7), notified the Company in writing that it elected to convert all remaining outstanding principal and interest accrued and otherwise payable under the Debenture, which included the conversion of $1,750,000 of principal and $38,082 of interest. Upon the Conversion of the Debenture, the Company issued an aggregate of 1,788,082 shares of its Common Stock to the Investor. Upon the Conversion, the Debenture and the Security Agreement were both terminated in accordance with their respective terms effective as of April 18, 2018, and all security interest and liens under the Security Agreement were released and terminated.

Series A Preferred Stock Conversion

On April 24, 2018, the Company received a Notice of Conversion from the Series A-Investor (see Note 8), pursuant to which the Series-A Investor elected to convert all of the remaining outstanding Series-A into common shares of the Company. Upon the conversion of the balance of the Series-A, the Company issued 52,500 shares. Upon the conversion by the Series-A Investor, no Series-A were outstanding.

California Facility (West Coast Facility)

During the three months ended March 31, 2018, the Company provided notice to vacate its existing facility in Southern California and signed a five-year lease, effective May 1, 2018, to relocate to a 17,640 square foot facility at 853 East Sandhill Avenue, Carson, CA 90746.

Closure of New Jersey Facility (East Coast Facility)

On May 7, 2018 the Company signed a sublease with Atlas Company for subletting its east coast facility in East Hackensack, NJ. The decision to close the east coast operations was a consolidation move to better serve the customer base with all shipments coming out of the west coast facility in Carson, CA. With this move, the serviceability and supply chain fulfillment has eliminated multiple shipping destinations out of China, and split shipment to customers from both east and west in the USA. The sublease has been executed and provides a zero out-of-pocket cost to the Company for the remainder of the lease.

Acquisition for Cannabis Cultivation and Processing Facility in Arizona

Option Agreement for Arizona Property

On April 19, 2018, Solis Tek Inc. (the “Company”) entered into an Option Agreement (the “Option”) with MSCP, LLC, a non-affiliated Arizona limited liability company (the “Lessor”), pursuant to which, a wholly owned subsidiary of the Company, (the “Company Subsidiary”), was granted an option to enter into a certain Lease Agreement (the “Lease”) for the real property, including the structure and all improvements, identified in the Option (the “Premises”). The Premises consists of 70,000 square feet of space and is to be used for the sole purpose of providing services related to the management, administration and operation of a cultivation and processing facility (“Facility”) on behalf of an Arizona limited liability company operating as a nonprofit organization (“Arizona Licensee”) which has been allocated a Medical Marijuana Dispensary Registration Certificate by the Arizona Department of Health Services (“AZDHS”). The activities within the Facility shall be limited to the cultivation, processing, production and packaging of medical marijuana (“MMJ”) and manufactured and derivative products which contain medical marijuana (collectively “MMJ Products”), with no right to sell or dispense any such plants or products. The Lease is for a 5-year initial term (the “Term”) with an option to renew for an additional 5 year term. The base rent for the initial year of the Term is $101,500.00 per month with additional pro-rata net-lease charges.

As consideration for the Option, the Company paid to Lessor, $160,000.00 (the “Deposit”). If the Company’s Subsidiary executes the Lease by May 19, 2018, the Deposit shall be treated as a security deposit and rent advance and governed in accordance with the terms and conditions of the Lease, and the Company will become a guarantor of the Company Subsidiary’s obligations under the Lease, on behalf of Arizona Licensee. If the Lease is not executed by the Company Subsidiary, the Deposit shall be deemed non-refundable.

On May 19, 2018, we exercised the Option and our wholly owned subsidiary, YLK Partners AZ, LLC, or YLK Partners, executed the Lease, and the Deposit was treated a security deposit and rent advance, in accordance with the terms and conditions of the Lease. We are a guarantor of YLK Partners’ obligations under the Lease, on behalf of Arizona Licensee.

Purchase of YLK Partners NV, LLC

On May 10, 2018, the Company entered into an Acquisition Agreement with the members, which in the aggregate, own 100% of the membership interests (the “Sellers”) in YLK Partners NV, LLC, a Nevada limited liability company (“YLK”). Pursuant to the Acquisition Agreement, in consideration of the Company acquiring all of the outstanding membership interests of YLK, the Company issued to the Sellers, a total of 5,000,000 warrants (the “Warrants”) to purchase 5,000,000 common shares, at an exercise price of $0.01 per share. The Warrants are exercisable until May 9, 2023.

The Sellers were

(a)	LK Ventures, LLC a Nevada limited liability company. One half of the membership interests of LK Ventures, LLC is owned by Alan Lien, Chief Executive Officer, President and a director of the Company, and the remaining one half is owned by a non-affiliated party. LK Ventures LLC received 2,250,000 Warrants under the Acquisition Agreement for the 45% membership interests held in YLK.
(b)	MDM Cultivation LLC, a Delaware limited liability company. The members of MDM Cultivation are affiliates of YA II PN, Ltd. and, D-Beta One EQ, Ltd., which presently hold (i) 2,258,382 shares of Solis Tek’s common stock, (ii) warrants to purchase 11,200,000 shares of the Company’s common stock and (iii) a Secured Promissory Note issued by Solis Tek in the original principal amount of $1.5 million. In addition, YA II PN, Ltd. and the Company are parties to that Standby Equity Distribution Agreement pursuant to which YA II PN, Ltd. has agreed to purchase up to $25.0 million of the Company’s common stock, subject to the terms and conditions thereof. MDM Cultivation owned 45% of the outstanding membership interests of YLK. MDM Cultivation was issued 2,250,000 Warrants under the Acquisition Agreement. As affiliates of MDM Cultivation, YA II PN, Ltd. and D-Beta One EQ, Ltd. will be deemed to be the beneficial owners of the 2,250,000 Warrants in addition to the other shares and warrants presently held by them.
(c)	Future Farm Technologies Inc of Vancouver British Columbia, Canada. Future Farm Technologies, Inc. was issued 500,000 Warrants under the Acquisition Agreement for the 10% membership interests held in YLK.

C. Cultivation Management Services Agreement

On January 5, 2018, a wholly owned subsidiary of YLK (the “YLK Subsidiary”) entered into a Cultivation Management Services Agreement (the “Management Agreement”) with an Arizona Licensee. The Arizona Licensee is authorized to operate a medical marijuana dispensary, one (1) onsite Facility and one (1) offsite Facility, to produce, sell and dispense medical marijuana and manufactured and derivative products which contain marijuana pursuant to Title 9; Chapter 17 of the Arizona Department of Health Services Medical Marijuana Program, (the “AZDHS Rules”) and A.R.S. § 36-2801 et seq., as amended from time to time (the “Act”) (collectively referred to herein as the “AMMA”). Pursuant to the Management Agreement, YLK Subsidiary will provide the management services for the offsite Facility, on behalf of the Arizona Licensee.

As consideration for the exclusive right of YLK Subsidiary to manage Arizona Licensee’s Facility, pursuant to the Management Agreement; (i) YLK Subsidiary paid $750,000 to the Arizona Licensee; (ii) agreed to pay an additional $250,000 within 10 days after receipt of the AZDHS Approval to Operate (“ATO”) the Facility; and (iii) agreed to pay a total of $600,000, payable in 44 equal monthly installments commencing on April 1, 2019.

The term of the Management Agreement is 5 years. The YLK Subsidiary has the option to extend the term for an additional 5 years with the payment of $1,000,000.00 at the commencement of the additional term and a total of $1,000,000.00 payable in equal monthly installments over the extended term of the Management Agreement.

The Management Agreement provides, among other things, that:

YLK Subsidiary as an independent contractor, act as the manager (“Manager”) of the Facility, on behalf of and in conjunction with Arizona Licensee, and shall be responsible for the acquisition, design, planning, zoning, entitlement, development and construction of a Facility, and for the preparation, submission and acquisition of the ATO for the Facility from AZDHS as its authorized offsite Facility, including payment of all costs, fees, and expenses incurred in the acquisition of all authorizations, permits, certificates and approvals, including acquiring the ATO from AZDHS.

Manager shall be responsible for implementation of the Facility’s Business Plan, Security Policies and Procedures, Inventory and Quality Control Policies and Procedures, and any other policies and procedures or any amendments thereto, subject to approval and as adopted by Arizona Licensee for the Facility, in accordance with the AMMA and applicable rules and regulations. As compensation for rendering the services and the ongoing successful operation of the Facility, Arizona Licensee shall pay to Manager, certain management fees agreed to by the Parties.

Manager shall be responsible for taking any action necessary to comply with any change whatsoever in the AMMA and any applicable law, rule, statute, or regulation related to the development, operation, or management of the Facility that comes into being, occurs, accrues, becomes effective, or otherwise becomes applicable after the Effective Date.

Manager shall implement all actions necessary to ensure the quality, safety and security of the Facility and the MMJ and MMJ Products at the Facility, including providing product testing at industry standards for all products grown or developed for Arizona Licensee at the Facility. Manager shall also be responsible for all costs and expenses related to the testing of MMJ and MMJ Products cultivated and produced at the Facility to ensure effectiveness, quality and safety in compliance with the AMMA and all other state and local rules, regulations, requirements and laws. In the event Arizona Licensee reasonably requires the additional testing of MMJ and MMJ Products at the Facility, beyond what is required therein, Arizona Licensee agrees to bear the responsibility of any costs, fees and expenses incurred as a result of such additional testing.

On May 10, 2018, the Company entered in to a Securities Purchase Agreement with YA PN II, LLC, pursuant to which the Company sold and issued the following:

(a)	500,000 Shares for a consideration of $500,000;

(b)	A warrant, or Warrant #1, to purchase 1,000,000 Warrant Shares at an exercise price of $1.50 per share for a term expiring on May 10, 2023;

(c)

A warrant, or Warrant #2, purchase 2,250,000 shares of common stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, we have the right and option to purchase any unexercised shares of Common Stock underlying Warrant #2 for a purchase price of $0.03 per share so purchased if and only if the average volume weighted average price, or VWAP, (as reported by Bloomberg, LP) of our Common Stock is greater than $1.75 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

We have the right and option to compel the Selling Stockholder to exercise and purchase Shares of Common Stock underlying Warrant #2 on the terms set forth in Warrant #2 if and only if the average VWAP of our Common Stock is greater than $1.75 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

(d)	A warrant, or Warrant #3, to purchase 2,250,000 shares of Common Stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, we have the right and option to purchase any unexercised shares of Common Stock underlying Warrant #3 for a purchase price of $0.03 per share so purchased if and only if the average VWAP (as reported by Bloomberg, LP) of our Common Stock is greater than $2.00 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

We have the right and option to compel the Selling Stockholder to exercise and purchase Shares of Common Stock underlying Warrant #3 on the terms set forth in Warrant #3 if and only if the average VWAP of our Common Stock is greater than $2.00 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

(e)	A warrant, or Warrant #4, to purchase 2,000,000 shares of Common Stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, we have the right and option to purchase any unexercised shares of Common Stock underlying Warrant #4 for a purchase price of $0.03 per share so purchased if and only if the average VWAP (as reported by Bloomberg, LP) of our Common Stock is greater than $1.50 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

We have the right and option to compel the Selling Stockholder to exercise and purchase the Shares of Common Stock underlying Warrant #4 on the terms set forth in Warrant #4 if and only if the average VWAP of our Common Stock is greater than $2.50 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

(f)	A Secured Promissory Note, or the Note, in the amount of $1,500,000. The Note bears interest at the rate of 8% per annum and has a maturity date of February 9, 2019. The Note is secured by all of our assets.

In connection with the Securities Purchase Agreement, the Company executed: (i) a Registration Rights Agreement pursuant to which we are required to file a registration statement (the “Registration Statement”) with the SEC for the resale of certain of the Shares and Warrant Shares; (ii) A Global Guaranty Agreement pursuant to which the Company and all of the Company’s subsidiaries, guaranteed the repayment of the Note; and (iii) a Security Agreement pursuant to which the Company and all of its subsidiaries pledged all of their assets as collateral for the repayment of the Note.

NOTE 13 – SUBSEQUENT EVENTS

On February 5, 2018, the Company terminated its employment agreement with Mr. Dennis G. Forchic, its Chief Executive Officer and a member of the Company’s Board of Directors.

In accordance with the severance terms of his Employment Agreement: (i) all 3,000,000 Options previously granted to Mr. Forchic were terminated as they had not vested; (ii) the Company will pay Mr. Forchic at the annual rate of $162,000 per annum, from February 5, 2018 through the fourth anniversary date of the Employment Agreement; and (iii) the Company will reimburse Mr. Forchic for each month until the fourth anniversary of January 6, 2017, an amount equal to 50% of Employee’s health care coverage, to the extent such coverage was in place as at February 5, 2018.

On February 14, 2018, the Company entered into a three year employment agreement with Tiffany Davis as its Chief Operating Officer. Ms. Davis is to receive an annual salary of $150,000 and is entitled to receive 1,000,000 shares of the Company’s common stock of which 250,000 shares immediately vested on the signing of the employment agreement and 250,000 shares vest each year on the anniversary date of the employment agreement. Prior to the date of employment with the Company, Ms. Davis was a consultant to the Company.

In February 2018, the Company received proceeds of $1,068,000 from the issuance of 821,538 shares of common stock, at $1.30 per share, as part of a Regulation D offering.

Subsequent to December 31, 2017, the Company issued 1,306,360 shares of its common stock from the conversion of warrants, at $1.10 per share, resulting in proceeds of $1,437,000.

Subsequent to December 31, 2017, the Company issued 1,270,000 shares of its common stock as payment for the receipt of outside professional services.

California Facility (West Coast Facility)

The Company provided notice to vacate its existing facility in Southern California and signed a five-year lease, effective May 1, 2018, to relocate to a 17,640 square foot facility at 853 East Sandhill Avenue, Carson, CA 90746.

Closure of New Jersey Facility (East Coast Facility)

On May 7, 2018 the Company signed a sublease with Atlas Company for subletting its east coast facility in East Hackensack, NJ. The decision to close the east coast operations was a consolidation move to better serve the customer base with all shipments coming out of the west coast facility in Carson, CA. With this move, the serviceability and supply chain fulfillment has eliminated multiple shipping destinations out of China, and split shipment to customers from both east and west in the USA. The sublease has been executed and provides a zero out-of-pocket cost to the Company for the remainder of the lease.

Standby Equity Distribution Agreement

On April 16, 2018, the Company entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, LTD. (the “SEDA Investor”), a Cayman Islands exempted company. The SEDA establishes what is sometimes termed an equity line of credit or an equity draw-down facility. The $25,000,000 facility may be drawn-down upon by the Company in installments, the maximum amount of each of which is limited to $1,000,000. For each share of common stock purchased under the SEDA, the SEDA Investor will pay 90% of the lowest volume weighted average price (“VWAP”) of the Company’s shares during the five trading days following our draw-down notice to the SEDA Investor . The VWAP that will be used in the calculation will be that reported by Bloomberg, LLC, a third-party reporting service. In general, the VWAP represents the sum of the value of all the sales of our common stock for a given day (the total shares sold in each trade times the sales price per share of the common stock for that trade), divided by the total number of shares sold on that day.

In connection with the SEDA, the Company has issued to the SEDA Investor, a five-year Commitment Fee Warrant (the “Fee Warrant”) to purchase 1,000,000 shares of the Company’s common stock at $0.01 per share.

The Company has agreed to prepare and file a registration statement under the Securities Act of 1933, as amended, that includes the shares of common stock issuable pursuant to the Standby Equity Distribution Agreement, the shares of common stock issuable pursuant to Fee Warrants. The Company cannot sell shares of common stock to the SEDA Investor under the Standby Equity Distribution Agreement until such registration statement is declared effective by the Securities and Exchange Commission.

Convertible Debenture Termination

Subsequent to December 31, 2017, Yorkville Advisors Global, LP (“YPL”) (see Note 7), notified the Company in writing that it elected to convert all remaining outstanding principal and interest accrued and otherwise payable under the Debenture, which included the conversion of $1,750,000 of principal and $38,082 of interest. Upon the Conversion of the Debenture, the Company issued an aggregate of 1,788,082 shares of its Common Stock to the Investor. Upon the Conversion, the Debenture and the Security Agreement were both terminated in accordance with their respective terms effective as of April 18, 2018, and all security interest and liens under the Security Agreement were released and terminated.

Series A Preferred Stock Conversion

Subsequent to December 31, 2017, the Company received notices of Conversion from the Series A-Investor (see Note 8), pursuant to which the Series-A Investor elected to convert all of the remaining outstanding Series-A into common shares of the Company. Upon the conversion of the balance of the Series-A, the Company issued 386,550 shares. Upon the conversions by the Series-A Investor, no Series-A were outstanding.

Option Agreement for Arizona Property

On April 19, 2018, Solis Tek Inc. (the “Company”) entered into an Option Agreement (the “Option”) with MSCP, LLC, a non-affiliated Arizona limited liability company (the “Lessor”), pursuant to which, a wholly owned subsidiary of the Company, (the “Company Subsidiary”), was granted an option to enter into a certain Lease Agreement (the “Lease”) for the real property, including the structure and all improvements, identified in the Option (the “Premises”). The Premises consists of 70,000 square feet of space and is to be used for the sole purpose of providing services related to the management, administration and operation of a cultivation and processing facility (“Facility”) on behalf of an Arizona limited liability company operating as a nonprofit organization (“Arizona Licensee”) which has been allocated a Medical Marijuana Dispensary Registration Certificate by the Arizona Department of Health Services (“AZDHS”). The activities within the Facility shall be limited to the cultivation, processing, production and packaging of medical marijuana (“MMJ”) and manufactured and derivative products which contain medical marijuana (collectively “MMJ Products”), with no right to sell or dispense any such plants or products. The Lease is for a 5-year initial term (the “Term”) with an option to renew for an additional 5 year term. The base rent for the initial year of the Term is $101,500 per month with additional pro-rata net-lease charges.

As consideration for the Option, the Company paid to Lessor, $160,000.00 (the “Deposit”). If the Company’s Subsidiary executes the Lease by May 19, 2018, the Deposit shall be treated as a security deposit and rent advance and governed in accordance with the terms and conditions of the Lease, and the Company will become a guarantor of the Company Subsidiary’s obligations under the Lease, on behalf of Arizona Licensee. If the Lease is not executed by the Company Subsidiary, the Deposit shall be deemed non-refundable.

On May 19, 2018, we exercised the Option and our wholly owned subsidiary, YLK Partners AZ, LLC, or YLK Partners, executed the Lease, and the Deposit was treated a security deposit and rent advance, in accordance with the terms and conditions of the Lease. We are a guarantor of YLK Partners’ obligations under the Lease, on behalf of Arizona Licensee.

Purchase of YLK Partners NV, LLC from Related Parties

On May 10, 2018, the Company entered into an Acquisition Agreement with the members, which in the aggregate, own 100% of the membership interests (the “Sellers”) in YLK Partners NV, LLC, a Nevada limited liability company (“YLK”). Pursuant to the Acquisition Agreement, in consideration of the Company acquiring all of the outstanding membership interests of YLK, the Company issued to the Sellers, a total of 5,000,000 warrants (the “Warrants”) to purchase 5,000,000 common shares, at an exercise price of $0.01 per share. The Warrants are estimated to be valued at approximately $5,500,000 and are exercisable until May 9, 2023.

The Sellers were:

(a) LK Ventures, LLC a Nevada limited liability company and a related party. One half of the membership interests of LK Ventures, LLC is owned by Alan Lien, Chief Executive Officer, President and a director of the Company, and the remaining one half is owned by a non-affiliated party. LK Ventures LLC received 2,250,000 Warrants under the Acquisition Agreement for the 45% membership interests held in YLK.

(b) MDM Cultivation LLC, a Delaware limited liability company and a related party. The members of MDM Cultivation are affiliates of YA II PN, Ltd. and, D-Beta One EQ, Ltd., which presently hold (i) 2,258,382 shares of Solis Tek’s common stock, (ii) warrants to purchase 11,200,000 shares of the Company’s common stock and (iii) a Secured Promissory Note issued by Solis Tek in the original principal amount of $1.5 million. In addition, YA II PN, Ltd. and the Company are parties to that Standby Equity Distribution Agreement pursuant to which YA II PN, Ltd. has agreed to purchase up to $25.0 million of the Company’s common stock, subject to the terms and conditions thereof. MDM Cultivation owned 45% of the outstanding membership interests of YLK. MDM Cultivation was issued 2,250,000 Warrants under the Acquisition Agreement. As affiliates of MDM Cultivation, YA II PN, Ltd. and D-Beta One EQ, Ltd. will be deemed to be the beneficial owners of the 2,250,000 Warrants in addition to the other shares and warrants presently held by them.

(c) Future Farm Technologies Inc of Vancouver British Columbia, Canada. Future Farm Technologies, Inc. was issued 500,000 Warrants under the Acquisition Agreement for the 10% membership interests held in YLK.

Cultivation Management Services Agreement

On January 5, 2018, a wholly owned subsidiary of YLK (the “YLK Subsidiary”) entered into a Cultivation Management Services Agreement (the “Management Agreement”) with an Arizona Licensee. The Arizona Licensee is authorized to operate a medical marijuana dispensary, one (1) onsite Facility and one (1) offsite Facility, to produce, sell and dispense medical marijuana and manufactured and derivative products which contain marijuana pursuant to Title 9; Chapter 17 of the Arizona Department of Health Services Medical Marijuana Program, (the “AZDHS Rules”) and A.R.S. § 36-2801 et seq., as amended from time to time (the “Act”) (collectively referred to herein as the “AMMA”). Pursuant to the Management Agreement, YLK Subsidiary will provide the management services for the offsite Facility, on behalf of the Arizona Licensee.

As consideration for the exclusive right of YLK Subsidiary to manage Arizona Licensee’s Facility, pursuant to the Management Agreement; (i) YLK Subsidiary paid $750,000 to the Arizona Licensee; (ii) agreed to pay an additional $250,000 within 10 days after receipt of the AZDHS Approval to Operate (“ATO”) the Facility; and (iii) agreed to pay a total of $600,000, payable in 44 equal monthly installments commencing on April 1, 2019.

The term of the Management Agreement is 5 years. The YLK Subsidiary has the option to extend the term for an additional 5 years with the payment of $1,000,000.00 at the commencement of the additional term and a total of $1,000,000.00 payable in equal monthly installments over the extended term of the Management Agreement.

The Management Agreement provides, among other things, that:

YLK Subsidiary as an independent contractor, act as the manager (“Manager”) of the Facility, on behalf of and in conjunction with Arizona Licensee, and shall be responsible for the acquisition, design, planning, zoning, entitlement, development and construction of a Facility, and for the preparation, submission and acquisition of the ATO for the Facility from AZDHS as its authorized offsite Facility, including payment of all costs, fees, and expenses incurred in the acquisition of all authorizations, permits, certificates and approvals, including acquiring the ATO from AZDHS.

Manager shall be responsible for implementation of the Facility’s Business Plan, Security Policies and Procedures, Inventory and Quality Control Policies and Procedures, and any other policies and procedures or any amendments thereto, subject to approval and as adopted by Arizona Licensee for the Facility, in accordance with the AMMA and applicable rules and regulations. As compensation for rendering the services and the ongoing successful operation of the Facility, Arizona Licensee shall pay to Manager, certain management fees agreed to by the Parties.

Manager shall be responsible for taking any action necessary to comply with any change whatsoever in the AMMA and any applicable law, rule, statute, or regulation related to the development, operation, or management of the Facility that comes into being, occurs, accrues, becomes effective, or otherwise becomes applicable after the Effective Date.

Manager shall implement all actions necessary to ensure the quality, safety and security of the Facility and the MMJ and MMJ Products at the Facility, including providing product testing at industry standards for all products grown or developed for Arizona Licensee at the Facility. Manager shall also be responsible for all costs and expenses related to the testing of MMJ and MMJ Products cultivated and produced at the Facility to ensure effectiveness, quality and safety in compliance with the AMMA and all other state and local rules, regulations, requirements and laws. In the event Arizona Licensee reasonably requires the additional testing of MMJ and MMJ Products at the Facility, beyond what is required therein, Arizona Licensee agrees to bear the responsibility of any costs, fees and expenses incurred as a result of such additional testing.

Unregistered Sales of Equity Securities.

On May 10, 2018, the Company entered in to a Securities Purchase Agreement with YA PN II, LLC, pursuant to which the Company sold and issued the following:

(a)	500,000 Shares for a consideration of $500,000;

(b)	A warrant, or Warrant #1, to purchase 1,000,000 Warrant Shares at an exercise price of $1.50 per share for a term expiring on May 10, 2023;

(c)

A warrant, or Warrant #2, purchase 2,250,000 shares of common stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, we have the right and option to purchase any unexercised shares of Common Stock underlying Warrant #2 for a purchase price of $0.03 per share so purchased if and only if the average volume weighted average price, or VWAP, (as reported by Bloomberg, LP) of our Common Stock is greater than $1.75 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

We have the right and option to compel the Selling Stockholder to exercise and purchase Shares of Common Stock underlying Warrant #2 on the terms set forth in Warrant #2 if and only if the average VWAP of our Common Stock is greater than $1.75 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

(d)	A warrant, or Warrant #3, to purchase 2,250,000 shares of Common Stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, we have the right and option to purchase any unexercised shares of Common Stock underlying Warrant #3 for a purchase price of $0.03 per share so purchased if and only if the average VWAP (as reported by Bloomberg, LP) of our Common Stock is greater than $2.00 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

We have the right and option to compel the Selling Stockholder to exercise and purchase Shares of Common Stock underlying Warrant #3 on the terms set forth in Warrant #3 if and only if the average VWAP of our Common Stock is greater than $2.00 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

(e)	A warrant, or Warrant #4, to purchase 2,000,000 shares of Common Stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, we have the right and option to purchase any unexercised shares of Common Stock underlying Warrant #4 for a purchase price of $0.03 per share so purchased if and only if the average VWAP (as reported by Bloomberg, LP) of our Common Stock is greater than $1.50 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

We have the right and option to compel the Selling Stockholder to exercise and purchase the Shares of Common Stock underlying Warrant #4 on the terms set forth in Warrant #4 if and only if the average VWAP of our Common Stock is greater than $2.50 per share for the five (5) consecutive trading days immediately preceding our delivery of a notice of exercise.

(f)	A Secured Promissory Note, or the Note, in the amount of $1,500,000. The Note bears interest at the rate of 8% per annum and has a maturity date of February 9, 2019. The Note is secured by all of our assets.

In connection with the Securities Purchase Agreement, the Company executed: (i) a Registration Rights Agreement pursuant to which we are required to file a registration statement (the “Registration Statement”) with the SEC for the resale of certain of the Shares and Warrant Shares; (ii) A Global Guaranty Agreement pursuant to which the Company and all of the Company’s subsidiaries, guaranteed the repayment of the Note; and (iii) a Security Agreement pursuant to which the Company and all of its subsidiaries pledged all of their assets as collateral for the repayment of the Note.